UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Net income		$ 871,987	$ 514,803
Other comprehensive income:
Gain associated with pensions, net of tax		132	38
Share of affiliate's comprehensive losses from discontinued operations	[1]	0	(3,147)
Realized accumulated comprehensive income on disposal of investment in affiliate		0	43,380
Net other comprehensive income		132	40,271
Comprehensive income		872,119	555,074
Comprehensive income attributable to:
Stockholders of Golar LNG Limited		716,467	446,112
Continuing operations
Comprehensive income attributable to:
Non-controlling interests		147,446	83,870
Discontinued operations
Comprehensive income attributable to:
Non-controlling interests		$ 8,206	$ 25,092

[1]	No tax impact for the nine months ended September 30, 2022 and 2021.